Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The following table summarizes the Group’s intangible assets, net:

	As of March 31, 2021
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,502	(3,130)	—	9,372
Trademarks	539	(100)	—	439
Insurance agency license	2,848	(605)	—	2,243
Broadcasting license	86,667	(29,405)	—	57,262
Buyer and customer relationship	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,405,551	(1,048,862)	—	356,689
Technology	22,940	(20,926)	(2,014)	—

Total	2,178,287	(1,737,908)	(14,374)	426,005

	As of March 31, 2022
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	11,540	(3,451)	(8,072)	17
Trademarks	1,481	(489)	—	992
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Buyer and customer relationship	502,270	(468,037)	—	34,233
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,367,838	(1,321,838)	—	46,000
Technology	32,840	(22,246)	(2,014)	8,580

Total	2,189,954	(2,036,896)	(63,236)	89,822

Schedule of Amortization Expense

For the years ended March 31,	RMB
2023	56,044
2024	10,044
2025	10,041
2026	10,032
2027	3,425
Thereafter	236

89,822